Intangible assets - Key assumptions used for value-in-use calculations (Details)	Mar. 31, 2018	Mar. 31, 2017
CSO segment
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	17.10%	17.60%
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.40%	5.50%
Africa segment
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	17.30%	18.60%
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.40%	5.50%
Europe segment
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	9.20%	9.80%
– growth rate used to extrapolate cash flow beyond the budget period (%)	2.20%	2.30%
Middle East and Australasia segment
Disclosure of detailed information about intangible assets [line items]
– pre-tax discount rate applied to the cash flow projections (%)	13.30%	16.00%
– growth rate used to extrapolate cash flow beyond the budget period (%)	2.90%	2.50%